Business Combination (Tables)	12 Months Ended
Dec. 31, 2021
Business Combination
Schedule of Reverse Recapitalization

LSAQ Initial Stockholders	2,002,260
Shares from Conversion of LSAQ Private Warrants	3,146,453
LSAQ Public Stockholders	5,709,548
Science 37 Rollover Shares	83,848,889
PIPE Shares	20,000,000
Total	114,707,150